Note 11 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Cost of revenues	$40	$20	$128	$56
Research and development expenses	122	137	339	353
Selling, general and administrative expenses	361	611	1,065	1,619
	$523	$768	$1,532	$2,028

	Year Ended December 31,
	2018	2017
Cost of revenues	$97	$269
Research and development expenses	547	1,766
Selling, general and administrative expenses	2,436	2,931
	$3,080	$4,966